CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Share capital	Capital reserve	Share premium	Statutory surplus reserve	Discretionary surplus reserve	Other reserves	Retained earnings	Total equity attributable to owners of the Company	Non-controlling interests	Total
Balance at January 1, 2019	¥ 121,071	¥ 31,517	¥ 55,850	¥ 86,678	¥ 117,000	¥ (4,477)	¥ 315,167	¥ 722,806	¥ 139,922	¥ 862,728
Balance at beginning of year at Dec. 31, 2018	121,071	26,788	55,850	86,678	117,000	(4,477)	315,167	718,077	139,921	857,998
Adjustment for business combination of entities under common control (Note 35)		4,729						4,729	1	4,730
Net income							57,517	57,517	14,590	72,107
Other comprehensive income (Note 12)						5,415		5,415	165	5,580
Total comprehensive income for the year						5,415	57,517	62,932	14,755	77,687
Amounts transferred to initial carrying amount of hedged items						1,038		1,038	55	1,093
Contributions by and distributions to owners:
Final dividend							(31,479)	(31,479)		(31,479)
Interim dividend							(14,529)	(14,529)		(14,529)
Appropriation (Note 43(c))				3,745			(3,745)
Distributions to non-controlling interests									(18,989)	(18,989)
Contributions to subsidiaries from non-controlling interests									5,495	5,495
Total contributions by and distributions to owners				3,745			(49,753)	(46,008)	(13,494)	(59,502)
Transaction with non-controlling interests		2,933						2,933	(2,933)
Total transactions with owners		2,933		3,745			(49,753)	(43,075)	(16,427)	(59,502)
Others		53				(35)		18	54	72
Balance at end of year at Dec. 31, 2019	121,071	34,503	55,850	90,423	117,000	1,941	322,931	743,719	138,359	882,078
Net income							33,443	33,443	8,828	42,271
Other comprehensive income (Note 12)						1,406	(12)	1,394	(1,079)	315
Total comprehensive income for the year						1,406	33,431	34,837	7,749	42,586
Amounts transferred to initial carrying amount of hedged items						(47)		(47)	48	1
Contributions by and distributions to owners:
Final dividend							(23,004)	(23,004)		(23,004)
Interim dividend							(8,475)	(8,475)		(8,475)
Appropriation (Note 43(c))				1,857			(1,857)
Distributions to non-controlling interests									(6,726)	(6,726)
Contributions to subsidiaries from non-controlling interests									3,325	3,325
Distribution to SAMC in the Acquisition of Baling Branch of SAMC (Note 35)		(972)						(972)	972
Total contributions by and distributions to owners		(972)		1,857			(33,336)	(32,451)	(2,429)	(34,880)
Transaction with non-controlling interests		(138)						(138)	13	(125)
Total transactions with owners		(1,110)		1,857			(33,336)	(32,589)	(2,416)	(35,005)
Others		870				200	(665)	405	(2,363)	(1,958)
Balance at end of year at Dec. 31, 2020	121,071	34,263	55,850	92,280	117,000	3,500	322,361	746,325	141,377	887,702
Net income							71,975	71,975	13,876	85,851
Other comprehensive income (Note 12)						17,574		17,574	(67)	17,507
Total comprehensive income for the year						17,574	71,975	89,549	13,809	103,358
Amounts transferred to initial carrying amount of hedged items						(19,302)		(19,302)	(648)	(19,950)
Contributions by and distributions to owners:
Final dividend							(15,739)	(15,739)		(15,739)
Interim dividend							(19,371)	(19,371)		(19,371)
Appropriation (Note 43(c))				3,944			(3,944)
Distributions to non-controlling interests									(8,982)	(8,982)
Contributions to subsidiaries from non-controlling interests									1,973	1,973
Total contributions by and distributions to owners		(6,124)		3,944			(39,054)	(41,234)	(7,009)	(48,243)
Transaction with non-controlling interests		(1,396)						(1,396)	(6,796)	(8,192)
Total transactions with owners		(7,520)		3,944			(39,054)	(42,630)	(13,805)	(56,435)
Distribution to sellers in the business combination of entities under common control (Note 35)		(6,124)						(6,124)		(6,124)
Others		319				723	(802)	240	159	399
Balance at end of year at Dec. 31, 2021	¥ 121,071	¥ 27,062	¥ 55,850	¥ 96,224	¥ 117,000	¥ 2,495	¥ 354,480	¥ 774,182	¥ 140,892	¥ 915,074